Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended																			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings [Member] USD ($)	Dec. 31, 2012 Buildings [Member] CNY	Dec. 31, 2011 Buildings [Member] CNY	Dec. 31, 2012 Plant and Equipment [Member] USD ($)	Dec. 31, 2012 Plant and Equipment [Member] CNY	Dec. 31, 2011 Plant and Equipment [Member] CNY	Dec. 31, 2012 Computer Equipment [Member] USD ($)	Dec. 31, 2012 Computer Equipment [Member] CNY	Dec. 31, 2011 Computer Equipment [Member] CNY	Dec. 31, 2012 Furniture and Fixtures [Member] USD ($)	Dec. 31, 2012 Furniture and Fixtures [Member] CNY	Dec. 31, 2011 Furniture and Fixtures [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] USD ($)	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY	Dec. 31, 2012 Construction in progress [Member] USD ($)	Dec. 31, 2012 Construction in progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 82,338	512,975	508,556		$ 7,428	46,280	45,339	$ 72,795	453,518	450,442	$ 330	2,056	2,170	$ 1,449	9,027	8,247	$ 336	2,094	2,358
Less: accumulated depreciation	(44,885)	(279,640)	(231,437)
Property, plant and equipment, net	37,453	233,335	277,119
Property, plant and equipment plus land use rights pledged to banks as collateral	37,158	231,501	275,373
Interest costs capitalized during period	$ 1,793	11,174																		$ 1,794	11,174